Gary R. Henrie
Attorney at Law
8275 S. Eastern Ave., Suite 200  	Telephone:  702-616-3093
Las Vegas, NV  89123  			Facsimile:  435-753-1775
E-mail:  grhlaw@comcast.net

May 20, 2005

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Division of Corporation Finance
Mail Stop 0510
Washington, D.C.  20549-0404
Attn:  Jennifer Hardy, Branch Chief

Re:	Stinger Systems, Inc.
	Form S-1 filed February 8, 2005
	File No.  333-122583

Dear Ms. Hardy:

This letter is in response to your comment letter dated March 8, 2005 regarding the above referenced filing and accompanies Amendment No. 2 to the filing. We have listed each comment and then have indicated how we have responded to the comment. Please reach me at 702-616-3093 if you have any questions.

General

1. On the outside back cover page of the prospectus, please advise dealers of their prospectus delivery obligation. Please refer to Item 502(b) of Regulation S-K.

Response:  Language added.

2. We note you are registering for resale shares held by officers, directors and affiliates and that these stockholders are selling more than 60% of your outstanding stock in this offering. Given the significant level of resales by related parties, we are of the view that the offering by these individuals is an offering by or on behalf of the company. Rule 415(c) of Regulation C requires that offerings by or on behalf of the company only be conducted at the market if they meet the requirements of Rule 415(a)(4) of Regulation C. Since your offering does not appear to satisfy those provisions, an "at the market" offering by affiliates is not permissible. Please revise the terms of your offering to indicate that the fixed offering price will apply throughout the term of the offering for these individuals. The prospectus should make clear the fact that these persons are underwriters of this offering. Please also refer to Item 16 of Schedule A to the Securities Act of 1933.

Response: We have revised the offering so that shares being offered for resale by officers, directors and affiliates total less that 8% of the issued and outstanding shares of Stinger Systems. Accordingly, we propose shares offered by these persons are no longer shares offered by Stinger Systems and that these persons are not underwriters of the offering.

3. Please disclose the information required by Item 505 of Regulation S-K.

Response:   Information has been added.

4. Please disclose the information required by Item 510 of Regulation S-K.\

Response:  Information has been added.

5. Please disclose the information required by Item 702 of Regulation S-K.

Response:  Information has been added.

6. Please disclose the information required by Item 512 of Regulation S-K.

Response:  Information has been added.

Prospectus Cover Page

7. Because you do appear to qualify to conduct an offering at the market, please revise the terms of your offering to provide that the non-affiliated selling stockholders will sell at a stated fixed price until your securities are quoted on the OTC Bulletin Board and thereafter at prevailing market prices or privately negotiated prices. Please refer to Item 16 of Schedule A to the Securities Act of 1933 and Rule 415(a)(4) of Regulation C of the Securities
Act. We also note the disclosure in the text of the risk factor titled "Because our common stock is quoted on the Pink Sheets, your ability to sell your shares in the secondary trading market may be limited," that your common stock is currently quoted on the over-the-counter market on the OTC Bulletin Board. Supplementally, please tell us how your securities can be traded on the Over-the-Counter Bulletin Board when you are a non-reporting company. Please be advised that the "Pink Sheets" is not the same thin as the OTC Bulletin Board. Please revise your prospectus accordingly, including the cover page, summary and the selling shareholders and plan of distribution sections and recalculate your registration fee based upon the offering price. If applicable after setting the offering price, please provide the information required by Item 506 of Regulation S-B.

Response: The requested disclosures have been made to all relevant sections. We advise supplementally that the reference to the Bulletin Board was in error.

8. We note your disclosure here and in the Selling Stockholders section that some of the common shares being offered are issuable upon the exercise of warrants. Please revise to state that the shares being sold are also issuable upon the exercise of options and convertible promissory notes.

Response: We have expanded the relevant language as necessary throughout the document.

Table of Contents, page 4

9. Please show the page numbers pursuant to Item 502(a) of Regulation S-K.

Response:  Page numbers are now included.

Special Note Regarding Forward-Looking Statements, page5

10. We note your statement that his prospectus contains "forward-looking statements" within the meaning of Section 27A of the Securities Act of 1933, as amended, or the Securities Act, and Section 21E of the Securities Exchange Act of 1934, as amended, or the Exchange Act. Be advised that Section 27A(b)(2)(D) of the Securities Act and Section 21E(b)(2)(D) of the Securities Exchange Act expressly state that the safe harbor for forward looking statements does not apply to statements made in connection with an initial public offering. Please revise your disclosure accordingly.

Response:  Disclosure has been revised as needed.

Risk Factors, page 7

11. We note your statement in the introductory paragraph to this section that "These risks and uncertainties described below are not the only ones facing the Company." Please clarify that you have disclosed all material risks known to the company.

Response:  Disclosure added.

12. Please include a risk factor that addressed the fact that your auditors have expressed doubt about your ability to continue as a going concern and the effects on your company.

Response: We advise supplementally that our auditors have removed the going concern qualification from their report.

13. If applicable, consider including a risk factor that addresses the risks associated with penny stocks.

Response:  Risk factor added.

14. Please consider a risk factor that addresses the fact that your officers and directors do not earn compensation and are selling 100% of their common stock in your company and therefore may lack incentive to see your business plan through.

Response: The offering has been revised to register only a small portion of the stock held by our officers. Also, the executive compensation section has been updated to disclose the salaries our officers are earning at the present time and going forward, even though they took no salary in the last fiscal year. As such, we have determined a risk fact on this topic is not applicable.

15. To the extent possible, avoid the generic conclusion you make in some of your risk factors that the risk discussed will have a material adverse effect on your operations or negatively impact your operations. Instead, replace this language with specific disclosure about how your operations, financial condition, and business would be affected. Please refer to risk factors 3, 5, 9, and 10.

Response:  We have revised our disclosure in the risk factors.

Our failure to properly design the Stinger Stun Gun would have a material adverse effect on our operations, page 7

16. Please provide the information investors need to assess the magnitude of the risk. For example, in this risk factor you state that the failure to properly design the Stinger stun Gun would have a material adverse effect on your operations and profitability. Explain why this would be the case and describe what constitutes a ?successful design? and how the failure to accomplish this impacts you.

Response:  Disclosure added as requested.

Use of Proceeds, Page 11

17. Please disclose the there is no guarantee that all or any of the warrants will be exercised.

Response:  The requested language has been added to the Use of Proceeds section.

Market for Our Common Stock and Related Stockholder Matters, page 11

18. Please furnish a statement that there is no established trading market for your common stock pursuant to Item 201(a)(1)(i) Regulation S-K. Please note from this item that the existence of limited or sporadic quotations such as the pink sheets should not of itself be deemed an established public trading market.

Response:  Statement has been added.

19. Please disclose (i) the number of common shares subject to options, warrants, and other convertible securities, (ii) how many shares of common stock may be sold subject to Rule 144 and (iii) the number of shares that will be subject to the registration rights agreement pursuant to Item 201(a)(2) of Regulation S-K.

Response:  Disclosure added.

Selected Financial Data, page 11

20. Provide financial disclosures for you and your predecessor for each required period. Refer to Item 301 of Regulation S-K.

Response:  Disclosure added.

Management?s Discussion and Analysis of Financial Conditions and Results of Operations, page 12

21. Please consider providing an executive-level overview that provides context for the remainder of this discussion in this section. In addition, please revise this entire section to discuss the events, trends, and uncertainties that management views as most critical to the company?s revenues, financial position, liquidity, plan of operations and results of operations. In an effort to assist you in this regard, please refer to the Commission Guidance Regarding Management's Discussion and Analysis of Financial Condition and Results of Operations, Release Nos. 33-8350 (December 19, 2003) at http://www.sec.gov/rules/interp/33-8350.htm..

Response: We revised the MD&A section and provided the executive summary requested.

22. Please disclose your changes in results of operations and financial condition for the last three fiscal years pursuant to Item 303(a)(3) of Regulation S-K, including changes in reported financial results and the reasons for the changes, quantifying each component. In this respect, please include all information required by Item 303(a)(3)(i)(ii)(iii) and (iv).

Response:  Disclosure added as requested.

MD&A, page 12

23. Throughout the registration statement you address the importance of the success of the projectile stun gun you are currently developing to your future operations. Revise MD&A to specifically disclose and discuss the following relating to this effort:

the development and testing efforts to date and the current status of those efforts;

Response:  Disclosure added as requested.

24. Revise MD&A to disclose and discuss the financial condition and results of operations of the predecessor (EDT) for all required periods prior to its acquisition. Refer to Item 303 of Regulation S-K.

Response:  Disclosure added as requested.

25. Disclose and discuss your critical accounting policies as required by Release Nos. 33-8098 and 33-8040.

Response: Our critical accounting policies have now been added to the end of the MD&A section.

Business, page 14

26. Please discuss your plan of operations for the next twelve months. Consider including detailed milestones to your business plan, taking the company to the point of generating first revenues, the costs associated with each milestone, and the time frame for implementation of each milestone. Please refer to Item 101 of Regulation S-K.

Response:  Disclosure added as requested in the business description section.

27. Please disclose how long you can satisfy your cash requirements and whether in the next six months you will have to raise additional funds to meet your operating needs, the consequences to your company should you fail to obtain the necessary financing. For example, you will cease to exist or will you pursue a business combination. Additionally, please disclose any current plans to merge with or acquire another company. Please refer to Item 101 of Regulation S-K.

Response: We advise supplementally that we have no current plans to merge with or acquire another company. Otherwise, we have added the disclosure requested to the business description section.

History, page 14

28. We note your statement that Stinger was formed for the purpose of providing consulting services to various industries "as determined by Stinger and pursuant to the expertise of consultants retained by Stinger." Please clarify what you mean by this. For instance, disclose the industries Stinger consulted for and describe those services. Please reconcile this section with Note 1 to your financial statements, which states that prior to your acquisition of Electronic Defense Technologies, LLC in September 2004, Stinger had no operations. If Stinger was dormant or otherwise a shell company whose sole purpose was to engage in a business combination with an operating company, please disclose this fact.

Response: Stinger was originally formed for the purpose of providing consulting services. However, at the time of its acquisition of Electronic Defense Technologies, LLC, it was dormant or otherwise a shell company engaged in the business of seeking out a business combination with an operating company. We have added disclosure to clarify this.

29. Please disclose when EDT Acquisition, LLC was formed and that it was formed for the purpose of acquiring Electronic Defense Technologies, LLC. Also, disclose the affiliation of EDT Acquisition's officers to you prior to the acquisition and the business purpose of the acquisition.

Response: We have substantially revised our business description and our MD&A section taking into consideration this comment and including the information requested hereby.

30. Please disclose when Electronic Defense Technologies, LLC was formed and describe its business development. Please refer to Item 101(a) of Regulation S-K.

Response: A paragraph has been added to our business description giving this information.

Our Business

31. We note that you have listed seven individual or categories of customers. Please disclose the percentage of your revenue generated from each and your dependence upon a one or a few of these customers. Please refer to Item 101(c)(vii) of Regulation S-K.

Response:  Disclosure added.

Our Products

32. Please substantially revise this section to disclose clearly which of the products listed is currently in production or development, the costs of production or development, whether any have been sold, their prices, revenue generated from each, and their customers. In this regard, because you provided only a brief description of each product, it is unclear at which state of production or commercial sale each is in. Please refer to Item 101(c)(ii) of Regulation S-K.

Response:  We have added the disclosure requested.

33. Please describe the subject and status of each patent and patent application. Describe the patent application process as needed to assist the reader to understand the status of your patent application(s). Include the patent application number(s) and the date each was filed. For instance, we note that the TruVu camera has a patent pending and that several of your products appear to have patented components or patents pending. If you purchased patents, please provide the terms of those transactions. Please provide all information required by Item 101(c)(iv) of Regulation S-K.

Response:  We have added the information requested by this comment.

35. We note that you rely completely on your manufacturers and suppliers to assemble and ship your products. Please disclose the names of your manufacturers and the terms of any contracts. File any contracts as exhibits to your next amendment.

Response: We have added disclosure in response to this comment. We advise supplementally that we do not have written contracts with out manufacturers and so no exhibits in this regard have been filed.

Marketing and Competitors, page 15

36. Please ensure that the information you include in your prospectus is balanced. For example, you state that you believe your products have certain advantages over those of Taser International, Inc., but you omit any discussion here providing the basis for such assertions or about the fact that you have experienced low sales volume since inception. To the extent that you continue to cite competitive strengths in your prospectus, please review each one and revise as necessary to provide balancing information. Revise to discuss in greater detail the competitive conditions in your industry.

Response:  We have added additional disclosure in response to this comment.

38. Please substantially revise the description of your marketing and distribution systems to provide a better idea about the costs, employees involved, and the methods undertaken to accomplish your goals.

Response:  Additional disclosure added.

39. We note that you hold the exclusive license for the use of a four dart projectile system in a handheld stun gun. Please disclose the cost, licensor, and duration of this license. Also, describe its application to your current products.

Response:  Disclosure added as requested.

Government Regulation, page 15

40. We note that the manufacture, distribution and sale of The Stinger Stun Gun is regulated by the Bureau of Alcohol Tabacco and Firearms and that it must be manufactured in a secure environment at an ATF approved site, serial numbered and documented appropriately and shipped in accordance with all applicable regulations. Please discuss how this scheme of regulation impacts your business, including the cost to manufacture and ship your products.

Response:  Disclosure added as requested.

Research and Development, page 16

41. We note that you have spent approximately $55,935 in research and development since September 24, 2004 and intend to substantially increase spending in this area. Please describe these plans in greater detail. Please discuss R&D expenses and plans in MD&A.

Response:  Disclosure added as requested.

Properties, page 16

42. Please update this section and the registration statement cover page to the latest practicable date. In this regard, we note that your corporate offices were scheduled to move to Springfield, Massachusetts on February 15, 2005.

Response: Disclosure updated. We advise supplementally that we no longer have plans to move to Massachusetts.

Legal Proceedings, page 16

43. Please disclose the date Taser International, Inc. v. Stinger Systems, Inc. was instituted. Please refer to Item 103 of Regulation S-K.

Response:  The date is now added to the disclosure.

44. With respect to the statement regarding counsel?s opinion, please either summarize counsel's opinion and identify them or delete the statement.

Response: Counsel is now identified by name and address and his opinion summarized.

Management, page 17

45. Please disclose the term of office for each of your directors and officers and the period during which each served.

Response: This information has now been added at the end of the management section.

46. We note that Robert Gruder will be stepping down as Chief Executive Officer. Please update this section to the latest practicable date.

Response: This section has been updated. We advise supplementally that with the departure of Mr. Cuny, Mr. Gruder has no present plans to leave the company.

Executive Compensation, page 18

47. Please confirm that no executive officers received grants of options during the past three years or otherwise provide the information required by Item 402(c) of Regulation S-K.

Response:  This section has been updated with all applicable information.

Certain Relationships and Related Transactions, page 18

48. We note disclosure on page 21regarding outstanding convertible promissory notes held by Olivia and Maximilan Gruder. Please consider whether you should include disclosure regarding the notes here.

Response: Even though the parties cited are immediate family members of our CEO, Mr. Robert Gruder, the notes are of a low amount not reaching the level of materiality or required disclosure.

Selling Stockholders, page 19

49. If any selling stockholder is a broker-dealer, please identify it as such. Please note that selling stockholders who are broker-dealers must be identified as underwriters in the prospectus. For selling stockholders that are affiliates of broker-dealers, the prospectus must state that: (1) the sellers purchased in the ordinary course of business; and (2) at the time of purchase of the securities you are registering for resale, the seller had no agreements or understandings, directly or indirectly, with any person, to distribute the securities. If you are unable to make these statements in the prospectus, the disclosure must state that the sellers are also underwriters.

Response: We advise supplementally that none of the selling shareholders are broker-dealers or affiliates of broker-dealers.

50. To the extent that any successor(s) to the named selling stockholders wish to sell under this prospectus, please be advised that you must file a prospectus supplement identifying such successors as selling stockholders. Please revise your disclosure to state that a prospectus supplement will be filed in these circumstances.

Response: This disclosure has been added to the forepart of the Selling Stockholder section.

51. For any selling stockholders that are not natural persons and not a reporting company under the Exchange Act, a majority owned subsidiary of a reporting company under the Exchange Act. or a registered investment fund under the 1940 Act, you must identify by footnote or otherwise the natural person or persons having a sole or shared voting and investment control over the securities held by the beneficial owner.

Response: The table in this section has been expanded to provide this information.

52. Please reconcile the disclosure in the Description of Capital Stock section, which states the Jesse Shelmire and Scott Griffith each hold options for the purchase of 100,000 shares of common stock, with the disclosure in footnotes 16 and 17 of the Selling Stockholder table, which states that these shares are issuable upon the exercise of warrants.

Response: These gentlemen hold warrants and both sections now disclose as such.

53. Please disclose how your selling stockholders acquired their securities.

Response: The table in this section has been expanded to provide this information.

Legal matters, page 25.

54. Please revise to state the ?certain legal matters? on which counsel will opine.

Response:  Section revised as requested.

55. Please provide the address of counsel who has passed on the validity of the securities covered by your registration statement. Please refer to paragraph 23 of Schedule A to the Securities Act.

Response:  Address now provided.

Where you can find more information, page 25

56. Please disclose your S.E.C. file number.

Response:  Number now disclosed in this section.

57. Please disclose the information required by Item 101(e)(2) and (f)(1) of Regulation S-K.

Response:  Information provided.

Consolidated Financial Statements - Stinger Systems for the period September 24, 2004 to December 31, 2004.

58. Based on the acquisition of EDT Acquisition, LLC on September 24, 2004, provide all disclosures required by SFAS 141.

Response: The proforma balance sheet and notes presented on pages F-18 and F-19 of the filing were included to provide the information required by SFAS 141 in a simple and readable summary. The information contained therein has now been summarized and included in new FOOTNOTE 12: ACQUISITION.

59. Provide us additional information related to the shareholders of EDT, EDT Acquisition, LLC and Stinger Systems (Formerly UCC) prior to the transactions that occurred on September 24, 2004. Identify the shareholders of each entity prior to September 24, 2004 and tell us if they were related parties. Explain to us how you accounted for the carryover basis of the prior shareholders of EDT and the former shareholders of UCC in the consolidated financial statements of Stinger Systems. In addition, tell us the physical location of each entity prior to September 24, 2004 and the current physical location of Stinger Systems. Based on these locations, explain to us the selection of the auditors.

Response:

Prior to September 24, 2004

	Electronic Defense Technologies, LLC
	.No Shareholders
	.Members
	  Mr. Richard Bass owned 100% of the member interest

	EDT Acquisition, LLC
	.No Shareholders
	.Member
						Ownership
						 %
						---------
			Mr. Robert F. Gruder	50%
			Mr. T. Yates Exley	50%
						---------
						100%

	United Consulting Corporation

A publicly traded company that had approximately four hundred and seven (407) shareholders of record, none of which were Bass, Gruder or Exley. After the cancellation of 10,000,000 shares of common stock, the existing shareholders owned 1,000,000 shares of common stock.

None of the above listed members or shareholders were related parties prior to September 24, 2004.

The ninety-five percent (95%) membership interest acquired in EDT by EDT Acquisition, LLC was accounted for as a purchase. The estimated fair values of the assets acquired and liabilities assumed were determined at the acquisition date, plus the purchase price of $450,000. This basis of accounting was carried over to the reverse merger transaction with United Consulting Corporation. Prior to the merger, United Consulting Corporation had no assets, liabilities or stockholders? equity and had reported no operations since the year ended December 31, 2000.

Mr. Bass was issued 500,000 shares of the Company's common stock on September 24, 2004 for his remaining five percent (5%) member interest in EDT. The $24,300 valuation was determine as follows:

		EDT Acquisition Price		$	450,000
		Number of Shares Issued
		 for 95% Interest			9,250,000
						-----------------
		Average Value Per Share		$	0.0486
		Number of Shares Issued
		 to Bass			x	500,000
						-----------------
						$	24,300
						=================

Physical locations of each entity and/or principal shareholder/member:

			Before September 24,	After September 24,
				2004			2004
			-------------------	-------------------

Mr. Richard Bass	1729 Berkshire		1729 Berkshire
			Gates Mills, OH  44040	Gates Mills, OH  44040

Mr. Robert Grunder	830 Hungerford Place	830 Hungerford Place
			Charlotte,  NC		Charlotte,  NC

Mr. T. Yates Exley	2239 Forest Drive	2239 Forest Drive
			Charlotte, NC  28211	Charlotte, NC  28211

United Consulting
Corporation		2705 Old Highway 40	1901 Roxborough Road
			Verde, NV  89439	Suite 118
						Charlotte, NC  28211

EDT			1729 Berkshire		23050 Miles Road
			Gates Mills, OH  44040	Bedford Heights, OH 44128

EDT Acquisition		1901 Roxborough Road	1901 Roxborough Road
			Suite 118		Suite 118
			Charlotte, NC  28211	Charlotte, NC  28211

The selection of the independent auditors was made by the Board of Directors.

Consolidated Balance Sheet, page F-3

60. Demonstrate to us how your accounting for prepaid legal expense complies with EITF 96-18.

Response: In a letter agreement, signed by the CFO on December 27, 2004, the Company agreed to pay a patent attorney $36,000 cash plus issue 20,000 shares of the Company's common stock in exchange for 10 hours per week of the of the attorney's services beginning December 31, 2004 for a period of one year. The Company had the option of paying the attorney all cash or some cash and stock. The Company chose to pay some cash and some stock. The prepaid asset will be amortized over twelve months beginning January 1, 2005 as services are rendered.

EITF 98-18 generally states that the measurement date is the earlier of the date at which a commitment for performance is reached or the date the counter party's performance is complete. The EITF went on to say "The Task Force subsequently discussed situations in which the counterparty performance may be required over a period of time (for example, three years) but the equity award granted to the party performing the services is fully vested and nonforfeitable on the date the parties enter into the contract. Although Task Force members believe that type of arrangement would be rare, because, typically, vesting provisions do exist, there was general agreement that a reasonable interpretation of the consensus is that the measurement date for an award that is nonforfeitable and that vests immediately could be the date the parties enter into the contract." Management is of the opinion that the Company is caught in one of those rare instances with its contract between Schox PLC and the Company for the performance of legal services. Management is further of the opinion that the recording of the asset and amortizing the asset over the period of service to be performed is the appropriate treatment to recognize the costs in the same period as services are rendered.

EITF 98-18 further states in part that "The Task Force did not address the periods(s) or the manner (that is, capitalize versus expense) in which an enterprise should recognize the fair value of the equity instruments that will be issued, other than to reach a consensus that an asset, expense, or sales discount would be recognized (or previous recognition reversed) in the same period(s) and in the same manner (that is, capitalize versus expense) as if the enterprise had paid cash for the goods or services or used rebates as a sales discount instead of paying with or using the equity instruments.

61. Disclose the material terms of the agreement including the parties providing the services and any related party relationships; the specific nature of the services being provided. The number of shares issued and the dates shares were issued or will be issued; the basis for determining the fair value of the shares issued; and the basis for determining that there is a "sufficiently large disincentive for nonperformance" such that recording an asset is appropriate.

Response: In a letter agreement signed on December 27, 2004, with a starting date of December 31, 2004, Stinger Systems Inc.(the "Company") engaged Schox, PLC (a non related patent law group) in an agreement for legal representation regarding patent matters starting December 31, 2004 and continuing for one year.

Based on the agreement Schox PLC will provide the following services, as requested by the Company:

(a) Develop a valuable patent portfolio for the Company, including: identifying and screening pioneering, improvement, and design-around inventions; rendering opinions on the patentability of the inventions; evaluating the economic value of proposed patent applications; composing, filing, and prosecuting patent applications on the inventions with the U.S. Patent and Trademark Office and under the international rules of the PCT; administering the filing of foreign patent applications; monitoring and paying patent maintenance fees and taxes to the appropriate patent offices; identifying potential licensing opportunities with other companies; developing strategies and programs for capitalizing on the economic value of the patent portfolio

(b) Guide the Company toward Patent Infringement Avoidance, including: maintaining intelligence on the patent activities of competing companies; analyzing the strength of the patents issued to competing companies; monitoring new product developments and Company invention disclosures to identify technological improvements that warrant clearance investigations; rendering clearance opinions; rendering non-infringement and or validity opinions.

(c) Conduct training seminars for the Company, including teaching engineers and inventors the proper record keeping of an invention and the requirements for a patent.

The agreement provides for Schox PLC to be available at least 10 hours per week to provide the requested services. Schox received 20,000 shares of the Company's common (issued effective December 31, 2004) plus $36,000 cash payable at $9,000 per quarter beginning January of 2005. Schox PLC and the Company agreed that Schox PLC would bill the Company for other expenses and charges, such as patent search fees, drawing preparation fees and government filing fees.

The 20,000 shares of common stock were issued effective December 31, 2004. The Company valued the 20,000 shares at ($320,000) the closing price quoted in the pink sheets of $16.00 per share on December 30, 2004 (the date the parties entered into the agreement). The Company recorded the value of the shares as a prepaid expense at December 31, 2004 to be amortized over the period of service to be performed, one year from the date of the agreement. EITF 98-18 states in part "The Task Force did not address the periods(s) or the manner (that is, capitalize versus expense) in which an enterprise should recognize the fair value of the equity instruments that will be issued, other than to reach a consensus that an asset, expense, or sales discount would be recognized (or previous recognition reversed) in the same period(s) and in the same manner (that is, capitalize versus expense) as if the enterprise had paid cash for the goods or services or used rebates as a sales discount instead of paying with or using the equity instruments.

Note 3 - Intangible Assets, Page F-13

62. We note that you issued 100,000 shares of common stock valued at $1,742,500 to acquire patents. Disclose who the patents were acquired from, Disclose your basis for determining that all your intangible assets are not impaired, including when you expect them to begin generating positive cash flows. If any intangible assets were acquired from related parties tell what consideration you gave to recording them in accordance with SAB Topic 5-G.

Response: On December 4, 2004, the Company acquired 100% of the ownership interest in Questek, a California Sole Proprietorship, from Joseph Valencic, a non related party, in exchange for $75,000 cash and the issuance of 25,000 shares of the Company's common stock. Questek's only assets were intellectual property rights including patents, trademarks and copyrights. Questek had no liabilities. The 25,000 shares of common stock issued were valued at $14.20 per share (the quoted pink sheet price on December 4, 2004).

On November, 26, 2004, the Company acquired certain patents related to Remotely Activated Electrical Discharge Restraint Device Using Biceps Flexion Of The Leg Restrain granted November 24, 1998, and Method and Apparatus For Implementing A Two Projectile Electrical Discharge Weapon granted June 10, 2003 from James F McNulty, Jr., a non related party in exchange for $100,000 cash and 75,000 shares of the Company's common stock. The 75,000 shares of common stock were valued at $18.50 per share (the quoted pink sheet price on November 26, 2004).

The intangible assets were all acquired in late September through December 31, 2004. Sales related to these patented items are expected to begin in 2005. The Company is unable to predict when it may have positive cash flows from the sale of the stun guns. During the year ended December 31, 2005 an impairment test of the intangibles will be performed and at that time if the asset is impaired an impairment loss will be recognized.

Note 6 - Capital Stock Transactions, page F-14

63. We note that you used per share prices quoted on the pink sheets to value certain stock transactions. We also note that you sold stock for cash at prices that are considerable less than the prices quoted on the pink sheets. In light of all available evidence, please explain to us how and why you concluded that the prices quoted on the pink sheets are representative of the "fair value" of your stock.

Response: Paragraph 7 of Statement of Financial Accounting Standards No. 123 (revised2004) "If the fair value of goods or services received in a share-based payment transaction with non employees is more reliably measurable than the fair value of the equity instruments issued, the fair value of the goods or services received shall be used to measure the transaction. In contrast, if the fair value of the equity instruments issued in a share-based payment transaction with non-employees is more reliably measurable than the fair value of the consideration received, the transaction shall be measured based on the fair value of the equity instruments issued."

Prior to November 10, 2004, the Company?s common stock was not listed on any stock exchange, bulletin board or in pink sheets. Beginning November 11, 2004, the Company?s common stock was listed on the pink sheets.

On September 24, 2004, the Company issued 1,122,000 shares of its common stock for $400,000 cash or $0.36 per share. During the period from October 1, 2004 thru October 27, 2004, the Company issued 860,000 of its common stock for services rendered. These shares were valued at $0.36 to $0.40 per share, which approximates the price at which the 1,122,000 shares were issued for cash.

On November 11, 2004, the Company issued 40,000 shares of its common stock for services rendered. These shares were valued at $1.25 per share which was the price quoted in the pink sheets on November 11, 2004.

On December 23, 2004, the Company sold 100,000 shares of common stock for $5.00 per share. On December 30, 2004, the Company completed the sale of 2,000,000 shares of common stock at $5.00 per share net of offering cost of $.33 per share or $4.67 net per share.

The price quoted in the pink sheets ranged from a low of $1.25 to a high of $19.25 for the period from November 11, 2004 to December 31, 2004. The closing price quoted on December 31, 2004 was $17.10. Shares issued for services during this period were valued at the price quoted in the pink sheets.

Management of the Company is of the opinion that the pink sheet quoted market price is the most reliable measurement of the value of the goods and services received in exchange for the common stock issued after the Company?s common stock was quoted in the pink sheets. Further, management has been consistent in using the pink sheet quotes as the most reliable measurement of all transactions involving goods and services acquired for stock. It is management's opinion that any adjustment to the pink sheet quoted market price would be arbitrary.

64. Disclose who you issued 921,500 shares of common stock to, when you issued them and what services you received.

Response: The attached exhibit to this letter details to whom the shares were issued, when they were issued and what services the Company received.

65. Disclose who the 250,000 options were granted and for what purpose.

Response: The 250,000 options were granted to Richard M. Bass on September 9, 2004, for his efforts in negotiating the hiring of Dennis Kauffman as an employee of the Company.

Note 10 - Litigation, page F-17

66. Disclose management's assessment of the pending claim filed by Taser. If you continue to disclose counsel's opinion, you need to identify them and provide their consent.

Response: The footnote has been revised to state that it is managements opinion rather than counsel's opinion.

Note 11 - Subsequent Event, page F-17

67. Provide disclosures regarding the acquisition of Questek Electronics, including the purchase price, the amount of assets and any goodwill acquired in the acquisition. Also demonstrate to us if any additional financial statements are required under Rule 3-05 of Regulation S-X.

Response: Questek, a sole proprietorship, owned by Joe Valencic, entered into an agreement dated December 4, 2004 with Stinger Systems whereby Stinger Systems gained ownership to certain intellectual property rights, including patents, trademarks and copy rights related to its TruVu gun camera in exchange for $75,000 cash and 25,000 shares of Stinger?s common stock, valued at $355,000. Mr. Valencic has represented and warranted to Stinger that Questek had no assets, except to the rights to the patents and that there were no liabilities or operations as of December 4, 2004. At December 31, 2004, the $430,000 purchase price is included in intangible assets of Stinger.

68. Tell us how you calculated the amount of non-cash charges related to the 50,000 options you issued.

Response:  The footnote was changed to read:

The fair value of the 50,000 share option was estimated using the Black-Scholes method with the following assumptions; expected life of one and a half (1.5) years, risk free interest rate of four and one half percent (4.5%, volatility of ninety-five percent (95%) and dividend yield of zero percent (0%).

Pro Forma Condensed Consolidated Balance Sheet, page F-18

69. Due to the fact that the acquisition of EDT by EDT Acquisition, LLC and the reverse acquisition of EDT Acquisition, LLC by Stinger Systems (formerly UCC) are already reflected in Stinger System?s December 31, 2004 historical balance sheet, a pro forma balance sheet is not required and should not be presented. Refer to Rule 11-02 (c) (1) of Regulation S-X.

Response:  The schedule and related notes have been deleted.

70. Due to the acquisition of EDT by EDT Acquisition, LLC and the reverse acquisition of EDT Acquisition, LLC by Stinger Systems (formerly UCC) you are required to present a pro forma statement of operations for the year ended December 31, 2004. Refer to Rules 11-01 (a) and 11-01 (e) (2) of Registration S-X.

Response:  The pro forma statement of operations is presented on F-19 and F-20.

Financial Statements - EDT for the periods ended September 24, 2004 and September 30, 2003, page F-26

71. We noted that EDT is predecessor of Stinger Systems. We also noted that financial information of a registrant?s predecessor is required for all periods prior to the registrant?s existence, with no lapse in audited periods or omission of other information required about the registrant. Since audited financial statements for the period after the acquisition are required and have been presented in the Form S-1, the interim period of the predecessor is required to be audited. Provide audited financial statements for EDT for the period January 1, 2004 to September 24, 2004.

Response: Included on pages F-19 to F-20 are the audited financial statements for the period ended September 24, 2004.

Financial Statements - EDT for the years ended December 31, 2003 and December 31,2002 page F-30

Independent Auditors' Report.

72. We note that the audit report for EDT for the years ended December 31, 2003 and 2002 is qualified as to scope. Be advised that the audit reports that are qualified as to scope do not satisfy the requirements of Form S-1 or our rules and are not acceptable.

Response: The auditor for EDT has performed additional audit procedures on the inventory balances at December 31, 2003 and 2002 and the scope limitation has been removed. The audit report has been changed to conform to the PCAOB standards.

Item 15. Recent Sales of Unregistered Securities

73. Please disclose the value of the securities sold to Doug Murrell on September 24, 2004 and those exchanged for 100% membership interest in electronic Defense Technologies, LLC. Please refer to Item 701(c) of Regulation S-K.

Response:  Requested disclosure has been added.

74. Supplementally, please explain what you mean by the statement that the shares were issued in an "isolated transaction".

Response: It means the shares were issued for a specific reason in a unique transaction and not in conjunction with the issuance of shares to any other person or entity.

Item 16. Exhibits

75. Please file your employment agreements with Messrs. Cuny and Killoy as exhibits pursuant to Item 601(a)(10) of Regulation S-K.

Response: Neither Mr. Cuny nor Mr. Killoy is now employed by the company. Their severance arrangements have been disclosed in the management section of the registration statement. There are no contracts for these persons to which the company is bound.

Very truly yours,
Gary R. Henrie

EXHIBIT REGARDING COMMENT 64

STINGER SYSTEMS, INC.
DETAIL LIST OF TO WHOM COMMON STOCK WAS ISSUED FOR SERVICES
ANSWER TO QUESTION 64

						 		VALUE
			SERVICES				PER		COMMON	PAID IN
			RECEIVED		DATE		SHARE	SHARES	STOCK	CAPITAL		TOTAL
ANDREW HELENE		DIRECTOR FEES		10-01-04 	0.36	10,000	10.00	3,590.00 	3,600.00
TOM DUDCHIK		CONSULTING SERVICES	10-01-04	0.40	400,000	400.00	159,600.00	160,000.00
DENISE MEDVED		DIRECTOR FEES		10-01-04	0.36	10,000	10.00	3,590.00	3,600.00
WAYNE THOMAS		CONSULTING SERVICES	10-01-04	0.40	150,000	150.00	59,850.00	60,000.00
DOUG MURRELL		CONSULTING SERVICES	10-01-04	0.36	220,000	220.00	79,580.00	79,800.00
DENISE SHAFFER		CONSULTING SERVICES	10-01-04	0.36	5,000	5.00	1,795.00	1,800.00
MICHAEL RACANIELLO	DIRECTOR FEES		10-01-04	0.36	10,000	10.00	3,590.00	3,600.00
JOE VALENCIC		CONSULTING SERVICES	10-15-04	0.36	30,000	30.00	10,770.00	10,800.00
SYNDI JONES		EMPLOYEE BONUS		10-16-04	0.36	5,000	5.00	1,795.00	1,800.00
ROBERT GIBSON		EMPLOYEE BONUS		10-27-04	0.36	20,000	20.00	7,180.00	7,200.00
									-------	-------	-----------	----------
									860,000	860	331,340		332,200
									-------	-------	-----------	----------
JAMES THIBEAULT		CONSULTING SERVICES	11-12-04	1.25	5,000	5.00	6,245.00	6,250.00
ALGERD ULINSKAS		CONSULTING SERVICES	11-12-04	1.25	5,000	5.00	6,245.00	6,250.00
GARY HANCE		CONSULTING SERVICES	11-12-04	1.25	5,000	5.00	6,245.00	6,250.00
GLEN MOWREY		CONSULTING SERVICES	11-12-04	1.25	5,000	5.00	6,245.00	6,250.00
CARLETON KRUSHINSKI	CONSULTING SERVICES	11-12-04	1.25	5,000	5.00	6,245.00	6,250.00
OZZIE HOLSHOUSER	CONSULTING SERVICES	11-12-04	1.25	5,000	5.00	6,245.00	6,250.00
SCOTT GOODSPEED		CONSULTING SERVICES	11-12-04	1.25	10,000	10.00	12,490.00	12,500.00
									-------	-------	-----------	----------
									40,000	40	49,960		50,000
									-------	-------	-----------	----------
JEANETTE OUSLEY		EMPLOYEE BONUS		12-30-04	16.00	1,000	1.00	15,999.00	16,000.00
TRIMECH SERVICES	CONSULTING SERVICES	12-30-04	16.00	500	0.50	7,999.50	8,000.00
JEFF SCHOX		ATTORNEY SERVICES	12-31-04	16.00	20,000	20.00	319,980.00	320,000.00
									-------	-------	-----------	----------
STOCK ISSUED FOR SERVICES						921,500	921.50	725,278.50	726,200.00
									=======	=======	===========	==========
